LVIP Turner Mid-Cap Growth Fund
LVIP Turner Mid-Cap Growth Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Turner Mid-Cap Growth Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Turner Mid-Cap Growth Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Turner Mid-Cap Growth Fund		Standard Class	Service Class
Management Fee		0.87%	0.87%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.13%	0.13%
Total Annual Fund Operating Expenses		1.00%	1.25%
Less Fee Waiver	[1]	(0.07%)	(0.07%)
Net Expenses	[2]	0.93%	1.18%
[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% on the first $25 million of average daily net assets of the Fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[2]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with fee waiver for the one year contractual period and the total operating expenses without fee waiver for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Turner Mid-Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	95	311	546	1,218
Service Class	120	390	680	1,505

Expense Example, No Redemption LVIP Turner Mid-Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	95	311	546	1,218
Service Class	120	390	680	1,505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, will invest at least 80% of Fund's assets in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell Midcap® Growth Index. While the Fund primarily focuses on U.S. companies, the Fund may also invest up to 15% of its total assets in foreign equity securities. As of May 31, 2011, the index reconstitution date, the market capitalization range of the Russell Midcap® Growth Index was $1.6 billion to $18.3 billion.

The sub-adviser utilizes a strategy designed to add value strictly through superior stock selection, based on the output of extensive bottom-up, industry-focused fundamental research. Specifically, the analysts seek to identify:

Companies benefiting from change:
  Accelerating earnings;
  Improving expectations;
  High returns on capital.
Industry Leaders:
  Strong management;
  Sustainable earnings;
  Revenue growth;
  Compelling new products and services;
  Open-ended business opportunities; and
  Market share gains.
The portfolio manager collaborates directly with the industry analysts regarding the output of their research, and is ultimately responsible for security selection and for the individual weighting of each portfolio holding. Current holdings generally become candidates for sale at the first sign of earnings concern. Each holding is closely monitored for any changes in company fundamentals, including deterioration in revenues, earnings, and balance sheet strength. Analysts also seek to identify changes in market dynamics, management, product cycles, and regulatory profiles. Additionally, holdings will become candidates for sale as they approach assigned price targets. Finally, the application of portfolio construction parameters may position certain securities as candidates for sale.

The Fund intends to engage in active and frequent trading of portfolio securities as part of its investment strategy.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risk: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other funds that use different investment styles.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and may experience difficulty closing out positions at prevailing market prices.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Active Trading Risk: Active trading (“high portfolio turnover”) generally results in correspondingly greater expenses to the Fund.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for the one year, five year and lifetime periods, and the Fund's Service Class for the one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the third quarter of 2009 at: 23.63%.
The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (29.22%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Turner Mid-Cap Growth Fund	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	(7.59%)	1.98%	4.22%
Standard Class Russell Midcap Growth Index	(1.65%)	2.44%	5.28%
Service Class	(7.83%)			0.24%	Apr. 30, 2007
Service Class Russell Midcap Growth Index	(1.65%)			0.83%	Apr. 30, 2007